BETTER 10K - CORPORATE LINE OF CREDIT AND PRECLOSING BRIDGE NOTES - Pre-Closing Bridge Notes (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Debt Instrument [Line Items]
Bridge Loan					$ 750,000	$ 477,333	$ 0
Pre-Closing Bridge Notes
Debt Instrument [Line Items]
Interest expense on debt	$ 0	$ 80,099	$ 0	$ 213,513	272,667	19,211
Bridge Loan						750,000
Pre-Closing Bridge Notes | Bridge Loan
Debt Instrument [Line Items]
Interest expense on debt	$ 0	$ 80,100	$ 0	$ 213,500	$ 272,700	$ 19,200
Conversion price (in dollars per share)						$ 10